DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES	12 Months Ended
Dec. 31, 2015
DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES
7.	DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES

Liabilities arising from outstanding derivative positions are included in the accompanying consolidated balance sheets as other liabilities, as follows:

	At December 31, 2015
	Current other liabilities	Noncurrent other liabilities
Derivatives designated as hedging instruments
Interest rate collar (cash flow hedge)	$229	$-
Interest rate swaps (cash flow hedge)	435	-
	$664	$-

	At December 31, 2014
	Current other liabilities	Noncurrent other liabilities
Derivatives designated as hedging instruments
Interest rate collar (cash flow hedge)	$609	$162
Interest rate swaps (cash flow hedge)	$327	245
	$936	$407

The Company evaluates the risk of counterparty default by monitoring the financial condition of the financial institutions and counterparties involved, by primarily conducting business with large and well- established financial institutions, and diversifying its counterparties. The Company does not currently anticipate nonperformance by any of its counterparties.

CASH FLOW HEDGE

INTEREST RATE COLLAR AGREEMENT

On May 7, 2010, through UABL Limited, our holding subsidiary in the River Business, we entered into an interest rate collar transaction with International Finance Corporation (IFC) through which we expect to hedge our exposure to interest volatility under our financings with IFC and OFID from June 2010 to June 2016. The initial notional amount is $75,000 (subsequently adjusted in accordance with the amortization schedule under these financings), with UABL Limited being the USD Floor Rate seller at a floor strike rate of 1.69%, and IFC being the USD Cap Rate seller at a cap strike rate of 5.00%. This contract qualifies for hedge accounting and as such changes in its fair value are included in other comprehensive loss in the consolidated financial statements. The fair value of this agreement equates to the amount that would be paid or received by the Company if the agreement was cancelled at the reporting date, taking into account current and prospective interest rates and creditworthiness of the Company.

As of December 31, 2015, the total notional amount of the interest rate collar is $48,912.

INTEREST RATE SWAP AGREEMENTS

Through our subsidiaries in the Offshore Supply Business, we have entered into various interest rate swap agreements maturing in October 2016 and December 2018 that call our subsidiaries to pay fixed interest rates ranging from 0.89% to 3.67% on an aggregate notional value of $ 46,600 (subsequently adjusted in accordance with the amortization schedule under these financings) and receive a variable interest rate based on LIBOR on these notional value. The purpose of these interest rate swap agreements is to hedge our exposure to interest volatility under our financings with DVB Bank SE, NIBC and ABN Amro.

These contracts qualify for hedge accounting and as such changes in its fair value are included in other comprehensive loss in the consolidated financial statements. The fair value of these agreements equate to the amount that would be paid or received by the Company if the agreement was cancelled at the reporting date, taking into account current and prospective interest rates and creditworthiness of the Company.

As of December 31, 2015, the total notional amount of the interest rate swaps is $35,903.

OTHER DERIVATIVE INSTRUMENTS

Through our subsidiaries in the Offshore Supply Business, the Company has entered into various interest rate swap agreements, while providing effective economic hedges, are not designated as hedge for accounting purposes. These contracts mature ranging from 2014 through 2016 and call for the Company  to pay fixed interest rate at 0.90% on an aggregate notional value of $16.680 (subsequently adjusted in accordance with the amortization schedule under these financing) and receive a variable interest rate based on LIBOR. Changes in the fair value are recognized within “Other income (expense)” in the accompanying consolidated statements of operations.